Note 12 - Stock-based Compensation (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Sep. 30, 2021
Notes Tables
Share-Based Payment Arrangement, Option, Activity [Table Text Block]
	Option Shares Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding at September 30, 2021	24,899,014	$0.29	1.83	$140,151
Awarded	675,000	0.06	—	—
Forfeited/Cancelled	(3,083,818)	0.33	—	—
Outstanding at June 30, 2022	22,490,196	0.28	1.47	—
Vested at June 30, 2022	19,135,976	0.31	1.70	—
Vested and expected to vest at June 30, 2022	22,490,196	0.28	1.47	—

		Weighted	Average	Weighted
	Option	Average	Remaining	Aggregate
	Shares	Exercise	Contractual	Intrinsic
	Outstanding	Price	Term (years)	Value
Outstanding at September 30, 2020	18,248,346	$0.36	2.59	$79,330
Awarded	7,375,000	$0.12	-	-
Forfeited/Cancelled	(724,332)	$0.44	-	-
Outstanding at September 30, 2021	24,899,014	$0.29	1.83	$140,151
Vested at September 30, 2021	18,814,908	$0.35	2.17	$17,122
Vested and expected to vest at September 30, 2021	24,899,014	$0.29	1.83	$140,151

Nonvested Restricted Stock Shares Activity [Table Text Block]
	2021	2020
Non Vested at September 30, 2020 and 2019	-	965,000
Awarded	1,000,000	-
Vested	(550,000)	(965,000)
Forfeited	-	-
Non Vested at September 30, 2021 and 2020	450,000	-

Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value [Table Text Block]
	2021	2020
Non Vested at September 30, 2020 and 2019	-	0.43
Awarded	0.13	-
Vested	(0.16)	(0.43)
Forfeited	-	-
Non Vested at September 30, 2021 and 2020	0.10	-